POST-EMPLOYMENT BENEFITS - Defined benefit pension plans - Asset allocation (Details)	Dec. 31, 2017	Dec. 31, 2016
Equity securities [member]
Defined benefit pension plans - asset allocation [abstract]
Target allocation	46.00%
Equity securities [member] | Canada [member]
Defined benefit pension plans - asset allocation [abstract]
Plan assets	13.00%	11.00%
Equity securities [member] | UNITED STATES
Defined benefit pension plans - asset allocation [abstract]
Plan assets	3.00%	1.00%
Equity securities [member] | International [member]
Defined benefit pension plans - asset allocation [abstract]
Plan assets	26.00%	15.00%
Equity securities [member] | Emerging market [member]
Defined benefit pension plans - asset allocation [abstract]
Plan assets	7.00%	4.00%
Debt securities [member]
Defined benefit pension plans - asset allocation [abstract]
Target allocation	53.00%
Debt securities [member] | Canada [member]
Defined benefit pension plans - asset allocation [abstract]
Plan assets	50.00%	34.00%
Debt securities [member] | UNITED STATES
Defined benefit pension plans - asset allocation [abstract]
Plan assets	1.00%	22.00%
Cash and other [member]
Defined benefit pension plans - asset allocation [abstract]
Target allocation	1.00%
Plan assets	0.00%	13.00%